Net loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information of earnings per share explanatory [Table Text Block]
	2018	2017
	$	$

Net loss attributable to Osisko Gold Royalties Ltd’s shareholders	(105,587)	(42,501)

Basic weighted average number of common shares outstanding (in thousands)	156,617	127,939
Dilutive effect of share options	-	-
Dilutive effect of warrants	-	-
Dilutive effect of convertible debentures	-	-

Diluted weighted average number of common shares	156,617	127,939

Net loss per share attributable to Osisko Gold Royalties Ltd’s shareholders
Basic	(0.67)	(0.33)
Diluted	(0.67)	(0.33)